Share-based payments reserve	3 Months Ended
Nov. 30, 2024
Notes and other explanatory information [abstract]
Share-based payments reserve

13.	Share-based payments reserve

Share-based compensation expense for the three months ended November 30, 2024 totaled $0.2 million (2023 - $0.9 million).

As at November 30, 2024, the Company had 6,942,109 (August 31, 2024 - 5,997,632) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	4,986,000	CAD $0.41
Options exercised(1)	(562,000)	CAD $0.42
Balance – November 30, 2024	4,424,000	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.53.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,259,000	2,259,000	October 11, 2026	1.9
C$0.43	2,065,000	2,065,000	September 29, 2026	1.8
C$0.35	100,000	100,000	January 2, 2027	2.1
C$0.41(1)	4,424,000	4,424,000		1.9(1)

(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2024 and August 31, 2024	10,450,000	$0.49

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	4,425,000	August 17, 2027	2.7
USD $0.45	3,075,000	1,230,000	August 28, 2028	3.7
USD $0.49(1)	10,450,000	5,655,000		3.0(1)
(1)	Total represents weighted average.

For the three months ended November 30, 2024, share-based compensation expense related to stock options totaled $0.1 million (2023 - $0.2 million).

b)	Restricted Share Units:

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – November 30, 2024 and August 31, 2024	1,498,385

For the three months ended November 30, 2024, share-based payment expenses related to RSUs totaled $0.1 million (2023 - $0.5 million).